S000031426 [Member] Investment Strategy - Wasatch Emerging India Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in companies tied economically to India.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in the equity securities, typically common stock, of companies of all market capitalizations tied economically to India.
We will consider qualifying investments to be in companies that are listed on an Indian exchange, that have at least 50% of their assets in India, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in India.
India is considered an emerging market. Companies in the India region with economic ties to India may be located in India, Bangladesh, Pakistan and Sri Lanka.
We use a process of quantitative screening followed by “bottom up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential.
The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were financials, health care, industrials, and consumer discretionary.
The Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.
We may also invest in initial public offerings (IPOs).

Strategy Portfolio Concentration [Text]	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were financials, health care, industrials, and consumer discretionary.